Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Proceeds from the sale of convertible promissory notes, offering costs		$ 7
Private Placement [Member]
Proceeds from issuance of common stock and warrants, issuance costs	$ 2	$ 16
Underwritten Public Offering [Member]
Proceeds from issuance of common stock and warrants, issuance costs	$ 1,165